UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jet Capital Investors, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11127
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan S. Cooper
           ----------------------------------------------------
Title:     Managing Member of Jet Capital Investors, GP, L.L.C.
           ----------------------------------------------------
Phone:     (212) 372-2519
           ----------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Alan S. Cooper              New York, NY            2/13/2005
       -----------------------     -----------------------     --------------
             [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             53
                                               -------------

Form 13F Information Table Value Total:           375,561
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                             Voting
                                                                                             Authority
                                                                                             -----------
                               Title of             Value    Shares/ Sh/   Put/    Invstmt    Other
Name of Issuer                 class      CUSIP     (x$1000) Prn Amt Prn   Call    Dscretn    Managers        Sole   Shared    None
------------------------------ ---------  --------- -------- ------- ---   ----   --------   -----------    ----------------------
ACCO BRANDS CORP               COM        00081t108   2323   94800   SH            Defined                  94800
AGILENT TECHNOLOGIES INC       COM        00846u101   1013   30424   SH            Defined                  30424
ALTRIA GROUP INC               COM        02209s103  18807  251696   SH            Defined                 251696
BOSTON SCIENTIFIC CORP         COM        101137107   7837  320000   SH            Defined                 320000
CEDAR SHOPPING CTRS INC        COM        150602209   7883  560300   SH            Defined                 560300
DELL INC                       COM        24702r101  12729  425000   SH            Defined                 425000
FUELCELL ENERGY INC            COM        35952h106    215   25390   SH            Defined                  25390
GAMESTOP CORP                  CL B       36466r200    896   31000   SH            Defined                  31000
GANNETT INC                    COM        364730101   1666   27500   SH            Defined                  27500
GAP INC                        COM        364760108   7056  400000   SH            Defined                 400000
GUIDANT CORP                   COM        401698105   5222   80642   SH            Defined                  80642
IAC INTERACTIVECORP            COM        44919p300    204    7196   SH            Defined                   7196
KANSAS CITY SOUTHERN           COM        485170302   6718  275000   SH            Defined                 275000
KNIGHT CAPITAL GROUP INC       COM        499005106  16470 1665369   SH            Defined                1665369
LIONBRIDGE TECHNOLOGIES INC    CL A       536252109   2705  385389   SH            Defined                 385389
MBNA CORP                      COM        55262L100  21041  775000   SH            Defined                 775000
MCI INC                        COM        552691107   9654  489306   SH            Defined                 489306
MPOWER HOLDING CORP            COM        62473L309    621  450000   SH            Defined                 450000
NEW SKIES SATELLITES HOLDING   SHS        G64865101   4228  194200   SH            Defined                 194200
NEW YORK TIMES CO              CL A       650111107   4277  161700   SH            Defined                 161700
O CHARLEYS INC                 COM        670823103  14683  946690   SH            Defined                 946690
PANAMSAT HLDG CORP             COM        69831y105   7963  325000   SH            Defined                 325000
PETROLEUM GEO-SVCS-ASA NEW     SPONSORED
                               ADR        716599105    310   10000   SH            Defined                  10000
PFIZER INC                     COM        717081103  13390  574200   SH            Defined                 574200
PRENTISS PPTYS TR              COM        740706106   3527   86700   SH            Defined                  86700
REYNOLDS AMERICAN INC          COM        761713106   2071   21724   SH            Defined                  21724
SCO GROUP INC                  COM        78403a106   4615 1168426   SH            Defined                1168426
SPRINT NEXTEL CORP             COM        852061100   5529  236691   SH            Defined                 236691
TITAN INTL INC ILL             COM        88830m102   5372  311400   SH            Defined                 311400
UNIVISION COMMUNICATIONS       CL A       914906102    238    8090   SH            Defined                   8090
VERSO TECHNOLOGIES INC         COM        925317109     20   20449   SH            Defined                  20449
VIACOM INC                     CL B       92553P201   3260  100000   SH            Defined                 100000
WHIRLPOOL INC                  COM        963320106    838   10000   SH            Defined                  10000
ALBERTSONS INC                 COM        013104104   2135  100000   SH    CALL    Defined                 100000
ALTRIA GROUP INC               COM        02209s103  38197  511200   SH    CALL    Defined                 511200
AMERICAN EXPRESS CO            COM        025816109  19061  350000   SH    CALL    Defined                 350000
GUIDANT CORP                   COM        401698105  15747  243200   SH    CALL    Defined                 243200
MCDONALDS CORP                 COM        580135101  10116  300000   SH    CALL    Defined                 300000
NTL INC DEL                    COM        62940M104  10893  160000   SH    CALL    Defined                 160000
PFIZER INC                     COM        717081103  10170  436100   SH    CALL    Defined                 436100
TYCO INTL LTD NEW              COM        902124106   2886  100000   SH    CALL    Defined                 100000
VIACOM INC NEW                 COM        92553P201   8230  200000   SH    CALL    Defined                 200000
WHIRLPOOL INC                  COM        963320106   7538   90000   SH    CALL    Defined                  90000
AGILENT TECHNOLOGIES INC       COM        00846u101    985   29600   SH    PUT     Defined                  29600
BANK OF AMERICA CORPORATION    COM        060505104  16614  360000   SH    PUT     Defined                 360000
BECKMAN COULTER INC            COM        075811109  10356  182000   SH    PUT     Defined                 182000
CABLEVISION SYS CORP           COM        12686c109   3898  166100   SH    PUT     Defined                 166100
FOREST LABS INC                COM        345838106   8136  200000   SH    PUT     Defined                 200000
GAMESTOP CORP                  COM        36466r200    650   22500   SH    PUT     Defined                  22500
GANNETT INC                    COM        364730101   1666   27500   SH    PUT     Defined                  27500
NEW YORK TIMES CO              COM        650111107   4364  165000   SH    PUT     Defined                 165000
PFIZER INC                     COM        717081103   8162  350000   SH    PUT     Defined                 350000
VIACOM INC NEW                 COM        92553P201   2058   50000   SH    PUT     Defined                  50000
